Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—34.6%
		Auto Receivables—22.3%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,031,006
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,522,384
2,188,427		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	2,199,511
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	3,024,939
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,541,033
1,856,715		Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	1,863,812
2,475,620		Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	2,484,139
712,385		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	720,459
1,976,867		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	2,001,251
712,385		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	720,725
974,634		Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	972,550
2,599,024		Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	2,597,513
3,887,269		Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	3,866,435
3,153,822		Ally Bank Auto Credit-Linked Notes 2025-B, Class E, 6.164%, 9/15/2033	3,140,661
2,781,627		Ally Bank Auto Credit-Linked Notes 2026-A, Class D, 5.248%, 3/15/2034	2,781,477
7,185,871		Ally Bank Auto Credit-Linked Notes 2026-A, Class E, 6.370%, 3/15/2034	7,185,421
2,318,023		Ally Bank Auto Credit-Linked Notes 2026-A, Class F, 7.294%, 3/15/2034	2,317,897
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,075,549
12,000,000		AmeriCredit Automobile Receivables Trust 2025-1, Class B, 4.210%, 10/18/2030	11,922,623
1,275,740		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	1,278,924
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,317,469
1,628,929		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	1,634,915
2,400,000		ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	2,391,624
2,200,000		ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	2,194,683
3,670,000		ARI Fleet Lease Trust 2025-B, Class C, 5.240%, 3/15/2034	3,675,669
1,025,000		ARI Fleet Lease Trust 2026 A, Class B, 4.380%, 11/15/2034	1,005,726
1,200,000		ARI Fleet Lease Trust 2026 A, Class C, 4.610%, 11/15/2034	1,188,791
2,345,000		ARI Fleet Lease Trust 2026 B, Class B, 4.740%, 2/15/2035	2,340,556
3,200,000		ARI Fleet Lease Trust 2026, Class C, 4.900%, 2/15/2035	3,195,153
806,164	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 5.127% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	808,414
201,541	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 5.677% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	202,440
403,082	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 7.227% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	406,329
3,650,000		Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	3,667,681
4,650,000		Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	4,697,324
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	5,030,242
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,532,484
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,537,810
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,126,166
1,750,000		Carmax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,761,552
3,550,000		CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	3,574,658
3,825,000		CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	3,862,090
3,965,000		CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	3,955,684
2,630,000		CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	2,636,666
3,150,000		CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	3,142,623
3,100,000		CarMax Auto Owner Trust 2026-1, Class B, 4.300%, 3/15/2032	3,080,051

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,000,000		CarMax Auto Owner Trust 2026-1, Class D, 4.930%, 1/18/2033	$ 1,985,163
5,250,000		CarMax Auto Owner Trust 2026-2, Class B, 4.510%, 6/15/2032	5,218,040
2,750,000		CarMax Auto Owner Trust 2026-2, Class C, 4.750%, 6/15/2032	2,732,880
3,600,000		CarMax Auto Owner Trust 2026-2, Class D, 5.100%, 4/18/2033	3,578,578
2,000,000		CarMax Auto Owner Trust 2026-C, Class C, 4.540%, 3/15/2032	1,982,912
1,814,678		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	1,812,385
1,364,394		Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	1,363,554
2,330,000		Chase Auto Owner Trust 2025-2A, Class C, 4.530%, 4/25/2031	2,297,638
6,750,000		Chase Auto Owner Trust 2025-2A, Class D, 5.030%, 2/25/2033	6,658,745
3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,013,639
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,522,642
5,125,266	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 4.363% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	5,130,288
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,799,400
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,509,951
1,750,000		Chesapeake Iv Funding 2026-1A, Class B, 4.850%, 2/15/2035	1,750,911
2,100,000		Chesapeake Iv Funding 2026-1A, Class C, 4.960%, 2/15/2035	2,101,730
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,657,131
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	15,083,909
17,000,000		Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	17,002,269
11,500,000		Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	11,412,242
2,889,425		Enterprise Fleet Financing LLC 2023-3, Class A2, 144A, 6.400%, 3/20/2030	2,908,013
5,252,746		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	5,272,942
820,800		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	821,590
2,355,502		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	2,358,821
14,700,000		Enterprise Fleet Financing LLC 2026-1, Class A4, 4.290%, 9/20/2032	14,595,428
10,250,000		Ford Credit Auto Lease Trust 2025-A, Class B, 4.960%, 2/15/2029	10,305,883
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,095,244
12,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 4.363% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	12,055,182
5,770,000		Ford Credit Floorplan Master Owner Trust 2026-1, Class B, 4.610%, 5/15/2031	5,785,702
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,676,172
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,053,507
6,750,000	[1]	General Motors 2024-1A, Class A2, 4.343% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,766,878
16,700,000	[1]	General Motors 2024-4A, Class A2, 4.143% (30-DAY AVERAGE SOFR +0.550%), 11/15/2029	16,744,550
11,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	11,037,263
2,600,000		GM Financial Consumer Automobile Receivables Trust 2025-3, Class C, 4.730%, 1/18/2033	2,595,900
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,278,325
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,071,801
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,265,366
1,850,000		GM Financials Consumer Automobile 2025-3 B, Class B, 4.530%, 9/16/2031	1,845,784
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,612,875
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,008,416
1,800,000		GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	1,807,473
4,865,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	4,899,420
6,950,000		Hyundai Auto Lease Securitization Trust 2026-A, Class B, 4.160%, 5/15/2030	6,880,973
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,065,603
9,500,000		Hyundai Auto Receivables Trust 2025-B, Class C, 4.920%, 7/15/2032	9,537,678
9,000,000		Hyundai Auto Receivables Trust 2025-C, Class C, 4.370%, 1/18/2033	8,894,476
11,290,000		Hyundai Auto Receivables Trust 2026-B, Class C, 5.010%, 10/17/2033	11,309,864
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,538,890
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,332,774

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	$ 1,733,728
3,200,000		LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	3,220,281
2,800,000		LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	2,806,681
4,900,000		LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	4,893,298
2,985,000		LAD Auto Receivables Trust 2026-1A B, Class B, 4.220%, 2/15/2033	2,948,881
2,550,000		LAD Auto Receivables Trust 2026-1A C, Class C, 4.420%, 8/15/2033	2,519,491
3,180,000		LAD Auto Receivables Trust 2026-2A, Class B, 4.690%, 4/15/2033	3,175,966
3,500,000		LAD Auto Receivables Trust 2026-2A, Class C, 4.940%, 10/17/2033	3,498,672
2,250,000		Navistar Financial Dealer Note 2025-1 B, Class B, 4.420%, 9/25/2030	2,218,545
2,000,000		Navistar Financial Dealer Note Master Trust 2025-1, Class C, 4.720%, 9/25/2030	1,972,674
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 4.493% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,044,663
13,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-2A, Class A1, 4.473% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	13,083,488
11,000,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	11,017,357
19,000,000		NextGear Floorplan Master Owner Trust 2025-2A, Class B, 4.690%, 10/15/2030	18,853,956
13,500,000		NextGear Floorplan Master Owner Trust 2026-1A, Class B, 4.530%, 2/18/2031	13,328,136
6,000,000		Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	6,003,368
9,500,000		Nissan Auto Lease Trust 2026-A, Class C, 4.290%, 6/17/2030	9,386,552
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class B, 4.370%, 7/15/2031	1,215,808
1,050,000		PenFed Auto Receivables Owner Trust 2025-A, Class C, 4.670%, 2/17/2032	1,038,169
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class D, 5.070%, 10/17/2033	1,212,421
1,290,000		PenFed Auto Receivables Owner Trust 2026-A, Class B, 5.330%, 7/15/2032	1,293,182
1,400,000		PenFed Auto Receivables Owner Trust 2026-A, Class C, 5.630%, 9/15/2032	1,403,540
1,000,000		PenFed Auto Receivables Owner Trust 2026-A, Class D, 6.020%, 7/17/2034	1,004,406
3,730,754		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	3,742,486
2,611,528		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	2,627,380
5,940,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class D, 5.150%, 1/16/2034	5,935,287
2,500,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class E, 6.270%, 1/16/2034	2,487,209
6,250,000		Santander Bank Auto Credit-Linked Notes 2026-A, Class B, 4.889%, 7/17/2034	6,259,634
2,300,000		Santander Bank Auto Credit-Linked Notes 2026-A, Class C, 5.247%, 7/17/2034	2,303,537
3,500,000		Santander Bank Auto Credit-Linked Notes 2026-A, Class D, 5.247%, 7/17/2034	3,505,377
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,622,081
20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	20,477,280
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,106,278
19,000,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	19,082,260
20,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	20,712,727
13,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	13,518,789
23,950,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	23,947,445
13,500,000		Santander Drive Auto Receivables Trust 2025-4, Class D, 4.950%, 1/15/2032	13,447,403
19,500,000		Santander Drive Auto Receivables Trust 2026-1, Class D, 4.750%, 4/15/2032	19,275,368
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,069,968
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,249,082
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,652,295
4,525,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	4,521,766
1,175,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	1,168,071
1,640,771		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,650,509
1,406,375		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	1,411,454
1,640,771		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	1,663,906
2,807,372		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	2,816,610
2,807,372		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.463%, 12/29/2032	2,813,621
7,146,496		Securitized Term Auto Receivables Trust 2026-A, Class B, 4.284%, 3/25/2033	7,103,780

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,908,458		Securitized Term Auto Receivables Trust 2026-A, Class C, 4.431%, 3/25/2033	$ 2,889,060
3,323,951		Securitized Term Auto Receivables Trust 2026-A, Class D, 4.873%, 3/25/2033	3,306,071
12,000,000		SFS Auto Receivables Securitiz 2025-3A C, Class C, 4.640%, 11/21/2033	11,900,929
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,572,112
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,058,393
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,056,721
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,081,367
6,400,000		SFS Auto Receivables Securitization Trust 2026-2A, Class C, 4.990%, 7/20/2034	6,408,223
7,485,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	7,510,589
13,200,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-CA, Class C, 4.440%, 8/20/2030	13,091,129
17,000,000		Stellantis Financial Underwritten Enhanced Lease Trust 2026-AA, Class C, 4.800%, 12/20/2030	16,905,788
10,150,000		Stellantis Financial Underwritten Enhanced Lease Trust 2026-BA, Class C, 5.040%, 3/20/2031	10,187,236
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,854,183
12,400,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	12,434,095
4,605,563		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	4,609,375
14,931,516		The Huntington National Bank 2026-1, Class B1, 4.503%, 2/20/2034	14,820,648
4,839,568	[1]	The Huntington National Bank 2026-1, Class C, 5.608% (30-DAY AVERAGE SOFR +2.000%), 2/20/2034	4,845,441
3,528,445		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	3,520,638
14,000,000		Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.082%, 6/26/2034	14,019,729
634,793		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	638,326
3,500,000		Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	3,486,823
7,500,000		Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	7,456,273
2,575,000		Wheels Fleet Lease Funding LLC 2025-3A, Class B, 4.440%, 9/18/2040	2,552,015
5,000,000		Wheels Fleet Lease Funding LLC 2025-3A, Class C, 4.790%, 9/18/2040	4,956,511
2,900,000		Yamaha Motor Master Trust 2026, Class B, 4.640%, 4/15/2031	2,895,473
2,400,000		Yamaha Motor Master Trust 2026, Class C, 4.890%, 4/15/2031	2,396,400
		TOTAL	949,750,323
		Credit Card—4.2%
3,400,000		American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	3,413,475
8,000,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	8,064,156
13,650,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	13,652,147
5,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	5,010,530
19,557,000		CARDS II Trust 2025-1A, Class B, 5.070%, 3/15/2031	19,657,009
7,392,000		CARDS II Trust 2025-1A, Class C, 5.420%, 3/15/2031	7,357,584
2,000,000		CARDS II Trust 2026, Class B, 4.580%, 4/15/2028	1,993,471
14,000,000		CARDS II Trust 2026, Class C, 4.870%, 4/15/2028	13,960,499
6,400,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	6,413,391
6,000,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	6,011,662
6,554,000		Evergreen Credit Card Trust 2025-1A, Class C, 4.540%, 10/15/2029	6,503,901
2,586,000		Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	2,570,725
10,845,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	10,901,593
3,100,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	3,111,376
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/15/2029	8,027,541
5,300,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,342,427
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,242,155
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,943,733
4,000,000		Master Credit Card Trust 2022-2A, Class B, 2.380%, 7/21/2028	3,954,516
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,678,175
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,063,510
7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	7,221,645

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	$ 3,356,302
6,000,000		Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	5,979,845
3,300,000		Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	3,288,934
6,000,000		Trillium Credit Card Trust II 2026-1A, Class B, 4.607%, 3/26/2031	5,977,644
14,000,000		Trillium Credit Card Trust II 2026-1A, Class C, 4.901%, 3/26/2031	13,948,003
		TOTAL	180,645,949
		Equipment Lease—2.9%
2,000,000		Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,009,667
1,000,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,004,528
2,550,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,565,773
1,030,000		Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	1,035,524
1,730,000		Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	1,737,561
1,460,000		Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	1,472,102
1,975,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	1,969,693
7,500,000		Dell Equipment Finance Trust 2025-2, Class D, 4.830%, 3/22/2032	7,443,766
2,000,000		Dell Equipment Finance Trust 2026-1A, Class B, 4.650%, 12/22/2031	1,987,620
4,080,000		Dell Equipment Finance Trust 2026-1A, Class C, 4.800%, 12/22/2031	4,076,660
4,500,000		Dell Equipment Finance Trust 2026-1A, Class D, 5.190%, 11/22/2032	4,487,268
175,243		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	175,434
2,740,000		DLLMT LLC 2026, Class A4, 4.360%, 9/20/2033	2,717,813
1,940,315		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	1,943,658
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,024,595
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	3,026,380
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,727,620
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,236,224
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	11,837,971
8,000,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	8,007,160
3,000,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	2,998,581
2,535,000		Great America Leasing Receivables 2025-2, Class B, 4.500%, 9/15/2032	2,513,091
2,600,000		Great America Leasing Receivables 2025-2, Class C, 4.840%, 9/15/2033	2,585,081
5,500,000		Great America Leasing Receivables 2026-1, Class B, 5.140%, 5/16/2033	5,524,162
1,830,000		Great America Leasing Receivables 2026-1, Class C, 5.440%, 5/15/2034	1,843,267
4,103,195		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	4,119,953
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	7,760,533
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,600,472
11,018,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	10,974,958
3,000,000		HPEFS Equipment Trust 2025-2A, Class C, 4.410%, 11/22/2032	2,965,204
3,000,000		HPEFS Equipment Trust 2025-2A, Class D, 4.770%, 5/20/2033	2,961,785
		TOTAL	121,334,104
		Home Equity Loan—0.0%
26,912	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 4.502% (CME Term SOFR 1 Month +0.854%), 8/25/2034	27,372
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	27,372
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,618
		Other—2.7%
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/15/2028	3,004,699
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,982,046
4,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	4,253,739
6,000,000	[1]	PFS Financing Corp. 2026-A, Class B, 4.543% (30-DAY AVERAGE SOFR +0.000%), 2/15/2030	6,014,978

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 16,800,000	[1]	PFS Financing Corp. 2026-C, Class A, 4.293% (30-DAY AVERAGE SOFR +0.000%), 4/15/2030	$ 16,841,946
8,000,000	[1]	PFS Financing Corp. 2026-C, Class B, 4.543% (30-DAY AVERAGE SOFR +0.000%), 4/15/2030	8,019,971
9,000,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	8,966,954
2,528,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	2,540,046
8,400,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	8,334,295
5,065,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	5,054,243
8,000,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	7,871,032
10,700,000		Verizon Master Trust 2025-9, Class C, 4.410%, 10/21/2030	10,622,718
13,000,000		Verizon Master Trust 2026-1, Class C, 4.430%, 2/20/2031	12,920,883
8,850,000		Verizon Master Trust 2026-2, Class B, 4.710%, 6/21/2032	8,881,779
6,500,000		Verizon Master Trust 2026-2, Class C, 4.850%, 6/21/2032	6,525,578
		TOTAL	114,834,907
		Student Loans—2.5%
991,690	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.422% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	986,260
2,279,539	[1]	Navient Student Loan Trust 2019-D, Class A2B, 4.789% (CME Term SOFR 1 Month +1.164%), 12/15/2059	2,282,081
3,918,335		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	3,667,021
2,662,339		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	2,510,732
7,510,090		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	6,873,085
23,425,693		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	21,163,066
18,230,103		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	16,359,014
23,016,300		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	20,336,766
1,036,392	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 5.293% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	1,046,889
2,898,347	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 4.493% (CME Term SOFR 1 Month +0.854%), 4/20/2062	2,884,896
17,100,625	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.443% (CME Term SOFR 1 Month +0.804%), 4/20/2062	17,052,679
3,694,686	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 4.339% (CME Term SOFR 1 Month +0.714%), 3/17/2053	3,658,832
9,555,295	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 4.369% (CME Term SOFR 1 Month +0.744%), 2/15/2051	9,432,903
		TOTAL	108,254,224
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,481,152,949)	1,474,848,497
		CORPORATE BONDS—30.3%
		Capital Goods - Aerospace & Defense—0.4%
7,895,000	[1]	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.268% (SOFR - SOFR Compounded +0.630%), 3/16/2029	7,900,838
8,325,000		Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	8,190,252
		TOTAL	16,091,090
		Capital Goods - Construction Machinery—0.6%
15,000,000	[1]	Caterpillar Financial Services Corp., Sr. Unsecd. Note, Series L, 4.057% (SOFR - SOFR Compounded +0.430%), 5/15/2028	15,012,438
10,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	9,854,754
		TOTAL	24,867,192
		Communications - Media & Entertainment—0.4%
8,610,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	8,476,927
3,485,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 3/2/2029	3,439,403
4,375,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 4.108% (SOFR - SOFR Compounded +0.470%), 3/14/2029	4,376,578
		TOTAL	16,292,908
		Communications - Telecom Wireless—0.6%
4,515,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	4,536,985
6,585,000		Orange S.A., Sr. Unsecd. Note, 144A, 4.000%, 1/13/2029	6,497,203
13,700,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.350%, 7/15/2031	13,667,829
		TOTAL	24,702,017
		Consumer Cyclical - Automotive—4.9%
9,985,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.250%, 9/1/2028	9,914,967

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 9,685,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	$ 9,703,056
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series A, 4.562% (SOFR - SOFR Compounded +0.930%), 4/10/2028	10,021,189
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.350% (SOFR +0.720%), 10/22/2027	10,005,754
2,365,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.150%, 1/12/2029	2,335,819
12,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.472% (SOFR +0.840%), 1/13/2028	12,531,935
3,010,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.970%, 4/6/2029	2,979,896
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.077% (SOFR +1.450%), 11/5/2026	10,018,238
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.675% (SOFR +1.040%), 2/26/2027	10,023,178
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.922% (SOFR +1.290%), 1/7/2030	10,075,776
9,985,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.000%, 7/15/2027	10,042,186
3,720,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.250%, 1/8/2029	3,671,028
10,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.936% (SOFR +1.300%), 9/18/2030	10,118,428
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,033,962
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	5,059,202
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,020,065
13,795,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.477% (SOFR +0.850%), 11/15/2027	13,857,105
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 5.688% (SOFR +2.050%), 9/13/2027	9,948,850
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,535,784
3,000,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	3,009,075
6,895,000		Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.400%, 6/15/2029	6,871,633
8,090,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	8,035,722
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.396% (SOFR +0.770%), 8/7/2026	7,003,142
6,540,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series B, 3.750%, 1/12/2028	6,491,334
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series B, 4.107% (SOFR +0.480%), 5/12/2028	10,006,190
3,265,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.550%, 9/11/2028	3,246,105
2,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.696% (SOFR +1.060%), 3/25/2027	2,005,774
		TOTAL	208,565,393
		Consumer Cyclical - Retailers—0.1%
3,845,000	[1]	WalMart, Inc., Sr. Unsecd. Note, 4.027% (SOFR - SOFR Compounded +0.400%), 4/30/2029	3,850,712
		Consumer Cyclical - Services—0.5%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.900%, 11/20/2028	9,896,234
10,000,000	[1]	Amazon.com, Inc., Sr. Unsecd. Note, 4.228% (SOFR +0.590%), 3/13/2029	10,048,039
		TOTAL	19,944,273
		Consumer Non-Cyclical - Food/Beverage—0.3%
1,820,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	1,826,126
1,272,000	[1]	Keurig Dr Pepper, Inc., 4.518% (SOFR - SOFR Compounded +0.880%), 3/15/2027	1,274,627
5,000,000		The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	5,046,472
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,186,584
		TOTAL	14,333,809
		Consumer Non-Cyclical - Health Care—0.5%
10,000,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 4.321%, 9/23/2027	9,977,967
1,715,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.150%, 12/15/2028	1,699,984
5,385,000	[1]	HCA, Inc., Sr. Unsecd. Note, 4.508% (SOFR +0.870%), 3/1/2028	5,406,496
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,646,559
		TOTAL	21,731,006
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
9,950,000		AbbVie, Inc., Sr. Unsecd. Note, 3.775%, 3/3/2028	9,853,070
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,437,977
15,000,000	[1,3]	Eli Lilly & Co., Sr. Unsecd. Note, 4.091% (SOFR - SOFR Compounded +0.460%), 5/20/2029	15,014,548
10,000,000	[1]	Merck & Co., Inc., Sr. Unsecd. Note, 4.003% (SOFR +0.370%), 5/22/2028	10,000,740

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 2,630,000	[1]	Pfizer, Inc., Sr. Unsecd. Note, 4.127% (SOFR +0.500%), 11/15/2027	$ 2,636,609
		TOTAL	40,942,944
		Consumer Non-Cyclical - Tobacco—0.2%
8,335,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 4.289% (SOFR +0.660%), 10/27/2028	8,348,894
		Energy - Midstream—0.7%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,826,700
10,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.200%, 11/20/2028	9,912,157
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,561,808
5,970,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	5,948,122
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,914,462
4,805,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,817,253
		TOTAL	30,980,502
		Financial Institution - Banking—13.2%
4,210,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.737%, 5/15/2029	4,269,339
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 4.277% (SOFR +0.650%), 11/4/2026	21,569,813
6,000,000	[1]	American Express Co., Sr. Unsecd. Note, 4.889% (SOFR +1.260%), 4/25/2029	6,061,941
4,120,000	[1]	Aust & NZ Banking Group, Sr. Unsecd. Note, 144A, 4.227% (SOFR +0.590%), 12/8/2028	4,132,257
10,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.488% (SOFR +0.850%), 12/16/2029	10,108,805
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 4.600% (SOFR +0.970%), 7/22/2027	15,006,052
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series frn, 4.459% (SOFR +0.830%), 1/24/2029	5,015,949
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series N, 4.509% (SOFR +0.880%), 4/23/2030	10,014,791
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 4.648% (SOFR +1.020%), 8/18/2026	5,001,683
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 4.258% (SOFR +0.620%), 9/15/2026	10,008,105
15,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 4.439% (SOFR +0.810%), 1/27/2027	15,047,486
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 4.248% (SOFR +0.610%), 9/15/2026	20,014,954
10,000,000	[1]	BNP Paribas S.A., 144A, 5.056% (SOFR +1.430%), 5/9/2029	10,066,521
6,250,000	[1]	Canadian Imperial Bank of Commerce, Sr. Sub. Secd. Note, 4.438% (SOFR +0.800%), 9/8/2028	6,266,634
4,315,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.283%, 1/29/2030	4,268,210
10,000,000	[1,3]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.352% (SOFR +0.720%), 1/13/2028	10,016,498
5,000,000	[3]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.723%, 6/16/2029	5,007,189
5,385,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.231% (SOFR +0.595%), 6/18/2029	5,389,537
7,690,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.334% (SOFR +0.708%), 8/6/2026	7,690,478
5,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.341% (SOFR +0.712%), 11/19/2027	5,005,548
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.914% (SOFR +1.280%), 2/24/2028	8,037,735
5,420,000		Citizens Bank, N.A., Sr. Unsecd. Note, 4.192%, 1/29/2029	5,376,868
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,864,622
5,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.416% (SOFR +0.780%), 10/1/2030	5,042,998
10,000,000	[1]	Credit Agricole S.A., 144A, 4.762% (SOFR +1.130%), 1/9/2029	10,063,148
10,000,000	[1]	Credit Suisse Group AG, Sr. Unsecd. Note, 144A, 4.499% (SOFR +0.840%), 4/10/2030	10,011,824
10,000,000	[1]	Deutsche Bank AG New York, 4.927% (SOFR +1.300%), 8/4/2031	10,030,244
3,675,000		Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	3,776,646
8,825,000	[1]	Fifth Third Bank, Inc., Sr. Unsecd. Note, 4.439% (SOFR +0.810%), 1/28/2028	8,833,313
8,000,000	[1]	Goldman Sachs Bank USA, Sr. Unsecd. Note, 4.358% (SOFR - SOFR Compounded +0.720%), 6/3/2029	8,015,294
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.551% (SOFR +0.920%), 10/21/2027	12,292,230
9,375,000	[1,3]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.754% (SOFR +1.120%), 2/24/2028	9,411,072
5,000,000	[1]	Huntington National Bank, Sr. Unsecd. Note, 4.352% (SOFR +0.720%), 4/12/2028	5,002,397
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.401% (SOFR +0.765%), 9/22/2027	12,509,808
19,950,000	[1,3]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series FRN, 4.430% (SOFR +0.800%), 1/24/2029	20,024,536
2,665,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	2,670,838
15,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	14,901,344

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 4.713% (SOFR +1.080%), 1/14/2028	$ 6,020,247
6,000,000	[1]	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.397% (SOFR +0.770%), 2/8/2030	5,997,025
6,000,000	[1]	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.408% (SOFR +0.780%), 11/17/2028	6,013,848
5,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 5.013% (SOFR +1.380%), 4/12/2029	5,065,069
20,000,000	[1,3]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.653% (SOFR +1.020%), 4/13/2028	20,062,946
3,845,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.178% (SOFR +0.540%), 6/4/2029	3,849,251
4,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.312% (SOFR +0.680%), 1/13/2031	4,015,680
7,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.423% (SOFR +0.790%), 1/14/2030	7,056,828
10,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.166%, 1/20/2029	9,935,906
5,000,000	[1]	Natwest Group PLC, Sr. Unsecd. Note, 4.734% (SOFR +1.100%), 5/23/2029	5,032,631
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.396% (SOFR +0.760%), 9/29/2026	9,011,704
9,325,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.075%, 1/26/2029	9,249,991
15,000,000	[1]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.308% (SOFR - SOFR Compounded +0.680%), 10/26/2029	15,006,864
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,889,627
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.460% (SOFR +0.830%), 1/24/2029	10,032,474
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.581% (SOFR - SOFR Compounded +0.950%), 1/19/2027	4,514,687
10,000,000	[1]	Societe Generale S.A., Sr. Unsecd. Note, 144A, 4.728% (SOFR +1.096%), 4/12/2030	10,031,755
6,000,000	[1,3]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.307% (SOFR +1.680%), 5/13/2031	6,166,827
2,285,000	[1]	State Street Corp., Sr. Unsecd. Note, 4.580% (SOFR +0.950%), 4/24/2028	2,293,283
15,000,000	[1]	Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 4.686% (SOFR +1.050%), 7/7/2032	15,000,630
10,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.667% (SOFR +1.030%), 12/17/2029	10,084,508
10,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.289% (SOFR +0.660%), 1/27/2029	9,984,030
10,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.400% (SOFR +0.770%), 7/24/2028	10,008,876
10,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, 4.291% (SOFR - SOFR Compounded +0.660%), 5/20/2029	10,002,842
8,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, 4.730%, 5/15/2028	8,019,383
13,045,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 4.410% (SOFR +0.780%), 1/24/2028	13,069,083
5,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 5.000% (SOFR +1.370%), 4/23/2029	5,060,579
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 4.707% (SOFR +1.070%), 12/11/2026	6,017,130
3,335,000		Westpac New Zealand Ltd., Sr. Unsecd. Note, 144A, 4.127%, 1/29/2029	3,297,507
		TOTAL	563,617,918
		Financial Institution - Finance Companies—1.1%
4,920,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.125%, 2/28/2029	4,849,538
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,137,624
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,046,427
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,177,556
5,000,000		Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.950%, 2/15/2029	5,122,671
10,000,000	[1]	Nomura Holdings, Inc., Sr. Unsecd. Note, 4.586% (SOFR +0.950%), 6/29/2029	10,000,962
8,020,000		Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.400%, 3/24/2028	7,979,809
		TOTAL	48,314,587
		Financial Institution - Insurance - Life—1.3%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,048,935
5,000,000		CoreBridge Global Funding, Secured Note, 144A, 4.900%, 12/3/2029	5,002,805
4,905,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	4,839,251
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 4.372% (SOFR +0.740%), 4/9/2027	10,027,225
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,018,854
7,690,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 4.337% (SOFR +0.700%), 6/11/2027	7,711,444
6,855,000	[1]	Metropolitan Life Global Funding I, Secured Note, 144A, 4.334% (SOFR +0.700%), 8/25/2028	6,871,399
10,000,000	[1]	New York Life Global Funding, Secured Note, 144A, 4.197% (SOFR +0.570%), 2/2/2029	9,983,480
		TOTAL	55,503,393

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.2%
$ 4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	$ 4,516,803
2,940,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.326% (SOFR +0.700%), 11/8/2027	2,953,286
		TOTAL	7,470,089
		Financial Institution - REIT - Other—0.1%
3,835,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	3,794,752
		Technology—2.9%
7,000,000	[1]	Alphabet, Inc., Sr. Unsecd. Note, 4.147% (SOFR +0.520%), 11/15/2028	7,044,202
3,835,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	3,833,903
6,350,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.150%, 2/15/2029	6,277,221
21,740,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.450%, 3/10/2028	21,670,812
9,860,000		Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	9,744,427
6,860,000		Global Payments, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2028	6,831,343
19,995,000		NVIDIA Corp., Sr. Unsecd. Note, 4.250%, 6/15/2028	19,958,910
15,000,000	[1]	Oracle Corp., Sr. Unsecd. Note, 4.387% (SOFR +0.760%), 8/3/2028	14,875,005
11,450,000		Oracle Corp., Sr. Unsecd. Note, 4.550%, 2/4/2029	11,289,302
5,000,000	[3]	Oracle Corp., Sr. Unsecd. Note, 4.800%, 8/3/2028	4,990,373
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	2,348,817
15,000,000		Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	14,986,411
		TOTAL	123,850,726
		Transportation - Services—0.0%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	1,991,674
		Utility - Electric—1.1%
7,450,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	7,340,060
2,220,000	[1]	Constellation Energy Generation LLC, Sr. Unsecd. Note, 4.232% (SOFR +0.600%), 1/8/2028	2,222,290
10,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 4.550%, 6/1/2029	9,961,021
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,448,568
7,140,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.125%, 9/30/2028	7,056,116
7,230,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.427% (SOFR +0.800%), 2/4/2028	7,261,246
9,850,000		Pinnacle West Capital Corp., Sr. Unsecd. Note, 4.650%, 6/1/2029	9,853,510
		TOTAL	47,142,811
		Utility - Natural Gas—0.2%
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	10,002,958
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,291,868,831)	1,292,339,648
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.1%
	[1]	Federal Home Loan Mortgage Corporation—4.2%
414,892		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.107% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	415,539
287,442		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 4.227% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	286,457
78,068		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 4.167% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	77,874
321,246		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.117% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	320,916
119,330		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.087% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	119,293
70,473		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 4.192% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	70,171
29,239		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 4.107% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	29,129
127,007		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.007% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	126,248
124,870		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.107% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	124,700

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 36,052		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.107% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	$ 35,955
22,336		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 4.157% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	22,258
557,440		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 4.307% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	558,201
407,901		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 4.127% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	407,092
48,379		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 4.457% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	48,725
129,149		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 4.617% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	130,807
528,998		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.037% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	528,197
679,331		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.057% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	675,235
12,725,296		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 3.987% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	12,555,493
685,519		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 4.107% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	681,230
1,314,085		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 4.057% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,290,390
8,834,140		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 4.142% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	8,776,744
2,695,399		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 4.142% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	2,673,428
13,697,335		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 4.192% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	13,566,443
10,077,031		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.092% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	9,973,587
25,050,660		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 4.192% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	24,529,906
5,915,008		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 3.877% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	5,768,657
22,388,400		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 4.627% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	22,408,767
11,113,999		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.827% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	11,197,699
7,143,849		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.827% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	7,192,993
14,840,700		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 4.727% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	14,927,574
16,669,406		Federal Home Loan Mortgage Corp. REMIC, Series 5474, Class FB, 4.777% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	16,723,905
14,681,229		Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 4.577% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	14,718,506
8,941,148		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 3.771% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	8,895,072
		TOTAL	179,857,191
	[1]	Federal National Mortgage Association—3.4%
38,127		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 4.720% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	38,473
82,487		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 4.172% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	82,283
467,133		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 4.142% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	466,251
95,028		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 4.092% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	94,813

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 367,542		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.092% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	$ 366,128
156,269		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.042% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	155,435
208,449		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 3.962% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	206,798
1,737,954		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 3.972% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	1,723,131
185,911		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 4.202% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	185,938
111,407		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 4.192% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	111,112
51,969		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 4.742% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	52,719
7,788		Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 4.242% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	7,810
132,192		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 4.592% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	133,569
2,713,596		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 4.142% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	2,704,357
1,208,447		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.092% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,191,372
12,339,217		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.042% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	12,219,495
851,066		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 4.142% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	844,135
9,772,182		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 4.192% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	9,692,474
4,508,618		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 4.142% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	4,423,238
7,846,265		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.042% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	7,581,674
19,032,734		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 4.627% (30-DAY AVERAGE SOFR +1.000%), 5/25/2054	19,132,642
25,115,243		Federal National Mortgage Association REMIC, Series 2025-18, Class KF, 4.577% (30-DAY AVERAGE SOFR +0.950%), 3/25/2055	25,131,950
13,335,004		Federal National Mortgage Association REMIC, Series 2025-28, Class FM, 4.877% (30-DAY AVERAGE SOFR +1.250%), 4/25/2055	13,436,498
19,183,330		Federal National Mortgage Association REMIC, Series 2025-62, Class FM, 4.927% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	19,343,400
26,436,019		Federal National Mortgage Association REMIC, Series 2025-70, Class FD, 4.027% (30-DAY AVERAGE SOFR +0.400%), 1/25/2050	26,146,909
		TOTAL	145,472,604
	[1]	Government National Mortgage Association—4.9%
451,307		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.110% (CME Term SOFR 1 Month +0.464%), 11/20/2062	450,046
265,755		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 4.300% (CME Term SOFR 1 Month +0.654%), 7/20/2063	265,658
147,761		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 4.310% (CME Term SOFR 1 Month +0.664%), 7/20/2063	147,723
19,698,427		Government National Mortgage Association REMIC, Series 2023, Class DF, 4.588% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	19,854,135
20,251,631		Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.508% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	20,366,198
22,766,067		Government National Mortgage Association REMIC, Series 2024-64, Class FM, 4.658% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	22,879,014
13,978,470		Government National Mortgage Association REMIC, Series 2024-77, Class FL, 4.758% (30-DAY AVERAGE SOFR +1.150%), 5/20/2054	14,053,194

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Government National Mortgage Association—continued
$ 27,214,105		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 4.608% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	$ 27,360,000
32,608,323		Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.608% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	32,890,336
19,586,975		Government National Mortgage Association REMIC, Series 2025-198, Class FH, 4.558% (30-DAY AVERAGE SOFR +0.950%), 11/20/2055	19,690,347
27,868,594		Government National Mortgage Association REMIC, Series 2026-50, Class FB, 4.558% (30-DAY AVERAGE SOFR +0.950%), 3/20/2056	27,787,444
21,367,145		Government National Mortgage Association REMIC, Series 2026-81, Class GF, 4.658% (30-DAY AVERAGE SOFR +1.050%), 5/20/2056	21,367,074
		TOTAL	207,111,169
		Non-Agency Mortgage—0.6%
13,004,235		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	13,031,337
66,583	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 4.857% (CME Term SOFR 1 Month +1.214%), 11/20/2035	51,473
10,032,979	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.262% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	9,457,696
52,893	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 4.439% (CME Term SOFR 1 Month +0.814%), 11/15/2031	51,219
339,557		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	294,448
140,167	[1]	Washington Mutual 2006-AR1, Class 2A1B, 4.814% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	129,443
254,202	[1]	Washington Mutual 2006-AR15, Class 1A, 4.584% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	235,365
143,786	[1]	Washington Mutual 2006-AR17, Class 1A, 3.748% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	121,597
		TOTAL	23,372,578
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $556,439,168)	555,813,542
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.1%
		Commercial Mortgage—3.7%
17,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.175% (CME Term SOFR 1 Month +2.550%), 8/15/2042	17,021,180
8,000,000	[1]	Boca Commercial Mortgage Trust 2025-BOCA A, Class A, 5.225% (CME Term SOFR 1 Month +1.600%), 12/15/2042	8,014,978
17,075,000	[1]	BX Trust 2026-CSMO, Class A, 5.025% (CME Term SOFR 1 Month +1.400%), 2/15/2042	17,128,240
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 6.066%, 4/15/2042	4,244,073
1,750,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 5.475% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,753,279
4,875,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 5.775% (CME Term SOFR 1 Month +2.150%), 12/15/2039	4,890,220
12,490,000	[1]	FS Trust 2026, Class A, 4.975% (CME Term SOFR 1 Month +1.350%), 2/15/2041	12,501,696
4,950,000	[1]	FS Trust 2026, Class A, 5.050% (CME Term SOFR 1 Month +1.400%), 7/15/2041	4,950,000
5,100,000	[1]	FS Trust 2026, Class B, 5.175% (CME Term SOFR 1 Month +1.550%), 2/15/2041	5,106,380
7,750,000	[1]	FS Trust 2026, Class B, 5.350% (CME Term SOFR 1 Month +1.700%), 7/15/2041	7,750,000
7,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.218% (CME Term SOFR 1 Month +1.593%), 11/15/2039	7,010,925
2,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 5.867% (CME Term SOFR 1 Month +2.242%), 11/15/2039	2,006,249
10,935,000	[1]	JW Commercial Mortgage Trust 2026, Class A, 5.125% (CME Term SOFR 1 Month +1.500%), 6/15/2039	10,969,115
3,750,000	[1]	JW Commercial Mortgage Trust 2026-MRCO, Class B, 5.325% (CME Term SOFR 1 Month +1.700%), 6/15/2039	3,764,044
2,025,000	[1]	JW Commercial Mortgage Trust 2026-MRCO, Class C, 5.575% (CME Term SOFR 1 Month +1.950%), 6/15/2039	2,033,854
23,000,000	[1]	ORL Trust 2024-GLKS, Class B, 5.517% (CME Term SOFR 1 Month +1.892%), 12/15/2039	23,057,449
2,600,000	[1]	TEXAS 2025-TWR, Class B, 5.218% (CME Term SOFR 1 Month +1.592%), 4/15/2042	2,592,309
1,400,000	[1]	TEXAS 2025-TWR, Class C, 5.767% (CME Term SOFR 1 Month +2.141%), 4/15/2042	1,392,122
9,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 4.918% (CME Term SOFR 1 Month +1.293%), 4/15/2042	8,976,967
11,900,000	[1]	Waikiki Beach Hotel Trust 2025-WBM, Class A, 5.367% (CME Term SOFR 1 Month +1.742%), 6/15/2042	11,900,018
		TOTAL	157,063,098
	[1]	Federal Home Loan Mortgage Corporation—1.4%
3,241,107		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 4.176% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	3,244,317
8,781,922		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.036% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	8,783,186
1,744,476		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.036% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	1,740,328

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 3,235,302		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 3.986% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	$ 3,232,715
9,852,522		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.006% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	9,824,854
12,712,270		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 3.966% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	12,667,956
6,601,278		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 3.966% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	6,574,703
14,438,840		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 3.876% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	14,355,496
		TOTAL	60,423,555
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $217,313,472)	217,486,653
		U.S. TREASURIES—4.1%
		U.S. Treasury Bills—1.7%
25,000,000	[3]	United States Treasury Bill, 3.356%, 1/21/2027	24,479,393
25,000,000		United States Treasury Bill, 3.432%, 10/29/2026	24,686,883
25,000,000		United States Treasury Bill, 3.525%, 7/30/2026	24,927,802
		TOTAL	74,094,078
		U.S. Treasury Notes—2.4%
100,000,000	[1]	United States Treasury Floating Rate Notes, 3.878% (91-day T-Bill +0.103%), 7/7/2026	100,046,090
		TOTAL U.S. TREASURIES (IDENTIFIED COST $174,187,143)	174,140,168
		MORTGAGE-BACKED SECURITIES—1.7%
		Federal Home Loan Mortgage Corporation—1.4%
19,088,309	[1]	Federal Home Loan Mortgage Corp., Pool 2014-38, 5.500% (30-DAY AVERAGE SOFR +0.514%), 4/1/2054	19,234,348
21,783,488		Federal Home Loan Mortgage Corp., Pool RQ0056, 5.500%, 10/1/2055	21,875,266
17,543,092		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	17,660,863
		TOTAL	58,770,477
		Federal National Mortgage Association—0.3%
178,937		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	185,467
14,507,122		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	14,836,400
		TOTAL	15,021,867
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $73,537,809)	73,792,344
	[1]	AGENCY RISK TRANSFER SECURITIES—0.6%
12,000,000		FNMA CAS 2023-R05, Series 2023-R05, Class 1M2, 6.727% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,403,092
11,000,000		FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.127% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,198,035
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,601,127
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
133,319		FNMA ARM, 3.980%, 8/1/2033	131,595
8,811		FNMA ARM, 4.423%, 4/1/2030	8,775
135,641		FNMA ARM, 4.560%, 7/1/2034	135,037
11,686		FNMA ARM, 5.167%, 5/1/2040	11,715
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $293,287)	287,122
		INVESTMENT COMPANIES—11.7%
17,936,633		Bank Loan Core Fund	149,770,886
4,665,115		Emerging Markets Core Fund	42,779,110
200,868,444		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[4]	200,868,444

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
11,953,610	Project and Trade Finance Core Fund	$ 106,984,807
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $504,673,459)	500,403,247
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $4,322,466,118)	4,312,712,348
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(51,302,549)
	NET ASSETS—100%	$4,261,409,799
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 5-Year Short Futures	1,110	$118,822,031	September 2026	$(58,755)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Affiliates	Value as of 9/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2026	Shares Held as of 6/30/2026	Dividend Income
Bank Loan Core Fund	$104,237,572	$49,332,740	$—	$(3,799,426)	$—	$149,770,886	17,936,633	$6,582,779
Emerging Markets Core Fund	$—	$42,600,791	$—	$178,319	$—	$42,779,110	4,665,115	$1,100,791
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$237,676,716	$1,348,758,642	$(1,385,566,914)	$—	$—	$200,868,444	200,868,444	$6,958,765
Project and Trade Finance Core Fund	$63,049,019	$43,762,831	$—	$172,957	$—	$106,984,807	11,953,610	$4,133,412
TOTAL OF AFFILIATED TRANSAC- TIONS	$404,963,307	$1,484,455,004	$(1,385,566,914)	$(3,448,150)	$—	$500,403,247	235,423,802	$18,775,747

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing and do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$31,458,473	$32,071,600

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,474,848,497	$0	$1,474,848,497
Corporate Bonds	—	1,292,339,648	—	1,292,339,648
Collateralized Mortgage Obligations	—	555,813,542	—	555,813,542
Commercial Mortgage-Backed Securities	—	217,486,653	—	217,486,653
U.S. Treasuries	—	174,140,168	—	174,140,168
Mortgage-Backed Securities	—	73,792,344	—	73,792,344
Agency Risk Transfer Securities	—	23,601,127	—	23,601,127
Adjustable Rate Mortgages	—	287,122	—	287,122
Investment Companies	393,418,440	—	—	393,418,440
Other Investments[1]	—	—	—	106,984,807
TOTAL SECURITIES	$393,418,440	$3,812,309,101	$0	$4,312,712,348
Other Financial Instruments:[2]
Liabilities	$(58,755)	$—	$—	$(58,755)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $106,984,807 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate